(10) Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations	0.30%	0.30%
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (807,305)	$ (878,610)
Income Tax Reconciliation, State and Local Income Taxes	3,947	3,072
Income Tax Reconciliation, Nondeductible Expense	95,392	87,434
Income Tax Reconciliation, Other Reconciling Items	1,460	2,840
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	713,946	792,759
Income tax expense	$ 7,440	$ 7,495